Summary of Significant Accounting Policies - Provisions, Employee Benefits, Income Taxes and Dividends (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Provision for loss making voyages in progress							$ 2,631	$ 3,129
Revenue	$ 141,453	$ 120,555	$ 390,386	$ 334,519			463,049	419,782	$ 480,820
Termination of indemnities liability							1,336	1,127
Dividends paid to common stockholders							0	0	19,325
Dividends paid to preferred stockholders							0	3,681	16,025
Income tax benefit	$ 380	$ 69	$ 1,324	$ 562			$ 3,192	(1,265)	3,154
Severance and retirement compensation plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Description of defined contribution pension and other postretirement plans							The amount of compensation is based on the number of years of service and the amount of remuneration at the date of dismissal or retirement up to a maximum of two years' salary. If the employees remain in the employment of the Company until normal retirement age, they are entitled to retirement compensation which is equal to 40% of the compensation amount that would be payable if they were dismissed at that time. The number of employees that will remain with the Company until retirement age is not known.
Defined Benefit Plan, Funded Percentage							40.00%
Argentina
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Effective Income Tax Rate Continuing Operations							35.00%
Argentina | Tax Reform
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Effective Income Tax Rate Continuing Operations					25.00%	30.00%
Income tax benefit							$ 2,837
US Retirement Savings Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Description of defined contribution pension and other postretirement plans							The Company sponsors a 401(k) retirement savings plan, which is categorized as a defined contribution plan. The plan is available to full time employees who meet the plan's eligibility requirements. The plan permits employees to make contributions up to 15% of their annual salary with the Company matching up to the first 6%. The Company makes monthly contributions (matching contributions) to the plan based on amounts contributed by employees. Subsequent to making the matching contributions, the Company has no further obligations. The Company may make an additional discretionary contribution annually if such a contribution is authorized by the Board of Directors. The plan is administered by an independent professional firm that specializes in providing such services.
Pooling arrangements
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Revenue							$ 8,041	$ 15,115	$ 1,825
Minimum | Stock-Based Compensation
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting Period							3 years
Maximum | Stock-Based Compensation
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting Period							4 years